Shareholder Fees {- Fidelity Flex Government Money Market Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Flex Government Money Market Fund PRO-09 | Fidelity Flex Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none